Plant Acquisition - Narrative (Details) - Walton County Power Plant $ in Thousands		12 Months Ended
	Jun. 28, 2024 USD ($) generatingUnit MW	Dec. 31, 2024
Plant Acquisition [Line Items]
Number of generating units | generatingUnit	3
Remaining life of the plant		24 years
Natural Gas Processing Plant
Plant Acquisition [Line Items]
Generating capacity (in megawatts) | MW	450
Consideration transferred	$ 75,418
Transaction costs	$ 2,588